Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended													12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Accumulated Deficit [Member]	Dec. 31, 2010 Accumulated Deficit [Member]	Dec. 31, 2009 Accumulated Deficit [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2009 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2008 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2010 Previously Reported [Member]		Dec. 31, 2009 Previously Reported [Member]	Dec. 31, 2010 Previously Reported [Member] Accumulated Deficit [Member]	Dec. 31, 2009 Previously Reported [Member] Accumulated Deficit [Member]	Dec. 31, 2010 Previously Reported [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2009 Previously Reported [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2010 Previously Reported [Member] Comprehensive income (loss) [Member]	Dec. 31, 2009 Previously Reported [Member] Comprehensive income (loss) [Member]	Dec. 31, 2010 Revised [Member]	Dec. 31, 2009 Revised [Member]	Dec. 31, 2010 Revised [Member] Accumulated Deficit [Member]	Dec. 31, 2009 Revised [Member] Accumulated Deficit [Member]	Dec. 31, 2010 Revised [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2009 Revised [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2010 Revised [Member] Comprehensive income (loss) [Member]	Dec. 31, 2009 Revised [Member] Comprehensive income (loss) [Member]	Dec. 31, 2010 Effect of Change [Member]	Dec. 31, 2009 Effect of Change [Member]	Dec. 31, 2010 Effect of Change [Member] Accumulated Deficit [Member]	Dec. 31, 2009 Effect of Change [Member] Accumulated Deficit [Member]	Dec. 31, 2010 Effect of Change [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2009 Effect of Change [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2010 Effect of Change [Member] Comprehensive income (loss) [Member]	Dec. 31, 2009 Effect of Change [Member] Comprehensive income (loss) [Member]
Consolidated statements of income:
Cost of products sold									$ 4,464	[1]	$ 4,544	[1]	$ 4,488	[1]								$ 4,544		$ 4,485							$ 4,544	$ 4,488								$ 3
Selling, general and administrative expenses									1,606		1,480		1,517									1,493		1,508							1,480	1,517							(13)	9
Operating income									2,399		2,432		1,763									2,419		1,775							2,432	1,763							13	(12)
Income from continuing operations before income taxes									2,186		2,205		1,522									2,192		1,534							2,205	1,522							13	(12)
Provision for income taxes									780		868		567									863		572							868	567							5	(5)
Income from continuing operations									1,406		1,337		955									1,329	[1]	962							1,337	955							8	(7)
Net income	304	394	327	381	262	400	359	100	1,406		1,121		955		1,406	1,121	955					1,113		962	1,113	962			1,113	962	1,121	955	1,121	955			1,121	955	8	(7)	8	(7)			8	(7)
Earnings per share - basic	$ 0.52	$ 0.68	$ 0.56	$ 0.65	$ 0.45	$ 0.69	$ 0.62	$ 0.17	$ 2.41		$ 1.92		$ 1.64									$ 1.91		$ 1.65							$ 1.92	$ 1.64							$ 0.01	$ (0.01)
Earnings per share - diluted	$ 0.52	$ 0.67	$ 0.56	$ 0.65	$ 0.45	$ 0.68	$ 0.61	$ 0.17	$ 2.40		$ 1.92		$ 1.64									$ 1.90		$ 1.65							$ 1.92	$ 1.64							$ 0.02	$ (0.01)
Consolidated balance sheet:
Accumulated deficit	(1,660)				(1,807)				(1,660)		(1,807)											(547)									(1,807)								(1,260)
Accumulated other comprehensive loss	(382)				(218)				(382)		(218)											(1,478)									(218)								1,260
Cash flows from (used in) operating activities:
Net income	304	394	327	381	262	400	359	100	1,406		1,121		955		1,406	1,121	955					1,113		962	1,113	962			1,113	962	1,121	955	1,121	955			1,121	955	8	(7)	8	(7)			8	(7)
Deferred income tax expense (benefit)									100		187		(159)									182		(154)							187	(159)							5	(5)
Pension and postretirement									(165)		(715)		(169)									(702)		(181)							(715)	(169)							(13)	12
Consolidated statements of shareholders' equity and comprehensive income (loss):
Beginning Balance				6,510				6,498	6,510		6,498		6,237		(1,807)	(1,847)	(1,792)	(382)	(218)	(153)	(434)				(579)	(531)	(1,421)	(1,695)					(1,847)	(1,792)	(153)	(434)					(1,268)	(1,261)	1,268	1,261
Pension and other postretirement benefit adjustments																											-70	267	-70	267					-78	274	-78	274					-8	7	-8	7
Net income	304	394	327	381	262	400	359	100	1,406		1,121		955		1,406	1,121	955					1,113		962	1,113	962			1,113	962	1,121	955	1,121	955			1,121	955	8	(7)	8	(7)			8	(7)
Ending Balance	$ 6,251				$ 6,510				$ 6,251		$ 6,510		$ 6,498		$ (1,660)	$ (1,807)	$ (1,847)	$ (382)	$ (218)	$ (153)	$ (434)				$ (547)	$ (579)	$ (1,478)	$ (1,421)					$ (1,807)	$ (1,847)	$ (218)	$ (153)					$ (1,260)	$ (1,268)	$ 1,260	$ 1,268

[1]	Excludes excise taxes of $4,107 million, $4,340 million and $3,927 million for the years ended December 31, 2011, 2010 and 2009, respectively.